Business Combination, Significant Transaction and Sale of Business (Details 19) - Cambium (2014) Ltd. [Member] $ in Thousands	Jul. 31, 2018 USD ($) [1]
Statement Line Items [Line Items]
Net assets	$ (8)
Intangible assets	282
Deferred taxes	(65)
Non-controlling interests	(239)
Goodwill	751
Total assets acquired net of acquired cash	$ 721

[1]	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2018 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. Matrix management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. Magic expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.